Fair Value Measurements (Details 3)	12 Months Ended
Mar. 31, 2025 $ / shares
Class of Warrant or Right [Line Items]
Term (years)	9 months
Risk-free interest rate	4.00%
Private Warrants Liability [Member]
Class of Warrant or Right [Line Items]
Term (years)	3 years 7 months 9 days
Risk-free interest rate	4.00%
Stock price at measurement date	$ 0.6